Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of lease liabilities
2026	¥ 54,398
2027	37,129
2028	30,838
2029	19,393
2030	9,648
Total undiscounted lease payments	151,406
Less: interest	(9,310)
Present value of lease liabilities	¥ 142,096	¥ 190,475